This is filed pursuant to Rule 497(e).

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-7812 and 811-04791

AllianceBernstein Municipal Income Fund II.
File Nos. 33-60560 and 811-07618

Sanford C. Bernstein Fund, Inc.
File Nos. 33-21844 and 811-05555

    [AB LOGO]
ALLIANCEBERNSTEIN


     ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS

          -National Portfolio                                -New York Portfolio
        -California Portfolio                                    -Ohio Portfolio
           -Arizona Portfolio                            -Pennsylvania Portfolio
     -Massachusetts Portfolio                                -Virginia Portfolio
          -Michigan Portfolio      -Intermediate Diversified Municipal Portfolio
         -Minnesota Portfolio       -Intermediate California Municipal Portfolio
        -New Jersey Portfolio         -Intermediate New York Municipal Portfolio
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Supplement dated September 24, 2009 to the Prospectus dated January 30, 2009 of the AllianceBernstein Municipal Income Portfolios (the "Portfolios") offering Class A, Class B, Class C and Advisor Class (National Portfolio, California Portfolio and New York Portfolio only) shares of National Portfolio, California Portfolio, Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, New York Portfolio, Ohio Portfolio, Pennsylvania Portfolio, Virginia Portfolio, Intermediate Diversified Municipal Portfolio, Intermediate California Municipal Portfolio and Intermediate New York Municipal Portfolio (the "Prospectus").


                                    * * * * *

Effective October 1, 2009, the following new Class A sales charge schedule will take effect for each of the Portfolios.

                                 Initial Sales Charge
                                       As % of
Amount Purchased                    Offering Price
----------------                    --------------
Up to $100,000                           3.00%
$100,000 up to $250,000                  2.00
$250,000 up to $500,000                  1.00
$500,000 and above                       0.00

Under the new schedule, purchases of Class A shares in the amount of $500,000 or more will not be subject to a sales charge but, if redeemed within one year, may be subject to a contingent deferred sales charge ("CDSC") of up to 1%.

In addition, the maximum purchase amount for Class C shares will be reduced to $500,000.



                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Portfolios -- Shareholder Fees (fees paid directly from your investment)."

                                                                                        Advisor
                                                 Class A        Class B     Class C      Class
                                                  Shares         Shares      Shares      Shares
                                                  ------         ------      ------      ------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price)                                         3.00%(a)         None        None        None
Maximum Deferred Sales Charge (Load) (as
  a percentage of original purchase price or
  redemption proceeds, whichever is lower)        None(a)       3.00%(a)*   1.00%(a)**    None
Exchange Fee                                      None            None        None        None

(a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply to Class A shares. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Investing in the Portfolios -- CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.
* Class B Shares automatically convert to Class A Shares after 6 years. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.
**     For Class C shares, the CDSC is 0% after the first year.

                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Portfolios -- Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) and Examples."

Examples - Class A
------------------

                       National     California     Arizona    Massachusetts    Michigan     Minnesota     New Jersey
                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                      ---------     ---------     ---------     ---------     ---------     ---------     ---------
After 1 year            $  374        $  374        $  377       $  381         $  400        $  389        $  386
After 3 years*          $  566        $  553        $  573       $  593         $  622        $  619        $  594
After 5 years*          $  773        $  747        $  784       $  822         $  862        $  868        $  819
After 10 years*         $1,370        $1,308        $1,394       $1,480         $1,550        $1,580        $1,465
                                                                             Intermediate  Intermediate  Intermediate
                                                                             Diversified    California     New York
                       New York        Ohio      Pennsylvania    Virginia     Municipal     Municipal     Municipal
                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                      ---------     ---------     ---------     ---------     ---------     ---------     ---------
After 1 year           $   374       $   384       $   394       $   371       $   381       $   389       $   388
After 3 years*         $   559       $   594       $   610       $   573       $   554       $   578       $   575
After 5 years*         $   760       $   821       $   844       $   791       $   741       $   784       $   778
After 10 years*        $ 1,339       $ 1,473       $ 1,514       $ 1,419       $ 1,283       $ 1,375       $ 1,363

--------------------------
* For National Portfolio, California Portfolio, Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, New York Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio, these examples assume that the Adviser's agreement to waive advisory fees and/or reimburse Portfolio operating expenses is not extended beyond its current period.

                                    * * * * *

The following information is added as the last sentence of the second paragraph in the Prospectus under the heading "Investing in the Portfolios."

Certain Portfolios and share classes may not be available for purchase in all states.


                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "Investing in the Portfolios -- How to Buy Shares."


Purchase Minimums and Maximums
------------------------------

Minimums:*                     Maximum Individual Purchase Amount:
----------                     -----------------------------------
Initial:           $ 2,500     Class A shares            None
Subsequent:        $    50     Class B shares        $100,000
                               Class C shares        $500,000

* Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Retirement Plans, Tax-Deferred Accounts and Employee Benefit Plans", respectively, below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.


                                    * * * * *

The following information replaces the first two sentences in the Prospectus under the heading "Investing in the Portfolios -- The Different Share Class Expenses -- Class A Shares -- Initial Sales Charge Alternative."

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 3.00% of the offering price. Purchases of Class A shares in the amount of $500,000 or more are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%.


                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "Investing in the Portfolios -- Sales Charge Reduction Programs -- Breakpoints or Quantity Discounts Offered by the Portfolios."

Initial sales charges are eliminated completely for purchases of $500,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                          Initial Sales Charge
                             -------------------------------------------------
                                    As % of                   As % of
 Amount Purchased            Net Amount Invested         Offering Price
                             -----------------------     ---------------------

Up to $100,000                         3.09%                     3.00%
$100,000 up to $250,000                2.04                      2.00
$250,000 up to $500,000                1.01                      1.00
$500,000 and above                     0.00                      0.00


                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.
--------------------------------------------------------------------------------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.










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